LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOANS
	Linked to	Interest rate	December 31, 2024	December 31, 2023

Long term loans	NIS	1.8%-6.1%	$219	$372
Less- Current portion			(111)	(144)

Non Current Long term loans			$108	$228